Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital
	December 31, 2025	December 31, 2025	December 31, 2024	December 31, 2024
	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares
	USD		USD
Share capital
Authorized shares
Class A Ordinary Shares	0.00001	250,000,000	0.00001	250,000,000
Class B Ordinary Shares	0.00001	100,000,000	0.00001	100,000,000

Issued and outstanding shares
Class A Ordinary Shares	0.00001	6,674,356	-	-
Class B Ordinary Shares	0.00001	20,311,112	0.00001	20,888,886

Schedule of Movements of Shares Outstanding

The movements of the shares outstanding are as follows:

	Note	Class A Ordinary Shares	Class B Ordinary Shares
As at December 31, 2023		-	100,000
Movements:
Share-based compensation		-	20,788,886
As at December 31, 2024		-	20,888,886
Movements:
Issuance of new shares		1,437,500	-
Conversion of convertible note	11	259,082	-
Share conversion from Class B to Class A		577,774	(577,774)
Share-based compensation		4,400,000	-
As at December 31, 2025		6,674,356	20,311,112